SIGNIFICANT ACCOUNTING POLICIES (Schedule of Depreciation Rates) (Details)	12 Months Ended
Dec. 31, 2020
Computers, software and Related Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment annual depreciation rate	20.00%
Computers, software and Related Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment annual depreciation rate	33.00%
Office Furniture and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment annual depreciation rate	15.00%
Office Furniture and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment annual depreciation rate	20.00%